SCHEDULE OF DIGITAL ASSET HOLDINGS (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Integer		Jun. 30, 2025 USD ($) Integer
Intangible Asset, Goodwill and Other [Abstract]
Outstanding at beginning of year	$ 91,628
Additions (purchases)
Disposals
Unrealized loss on digital assets	(30,328)	[1]
Balance at end of period	$ 61,300
Approximate number of bitcoins held | Integer	1,047

[1]	Other segment items for the Flywheel Business are primarily related to cost of revenue, payroll and other costs supporting the Company’s research and development activity, patents and certain expenses that are not easily allocatable to specific functions.